Derivative Financial Instruments - Effect of derivatives on statements of income (Details) (Not designated as hedging instrument, Gains on mortgage loans held for sale, USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Net derivative gains	$ 5,951	[1]	$ 7,900	[1]	$ 1,760	[1]
Interest rate contract | Interest rate lock commitments
Derivative Instruments, Gain (Loss) [Line Items]
Net derivative gains	(10,729)		8,642		2,830
Price risk derivative | MBS forward trades
Derivative Instruments, Gain (Loss) [Line Items]
Net derivative gains	$ 16,680		$ (742)		$ (1,070)

[1]	All net derivative gains are included within “Gains on mortgage loans held for sale” on the Company’s consolidated statements of income.